COMMISSIONS EXPENSE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Sales Commission [Member]
Sales commission payable	$ 0	$ 1,147	$ 0	$ 13,837	$ 13,827	$ 501,483